UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21229

Investment Company Act File Number

Eaton Vance New Jersey Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New Jersey Municipal Bond Fund

December 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 159.2%

Security	Principal Amount (000’s omitted)	Value
Education — 6.0%
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	$750	$796,988
New Jersey Educational Facilities Authority, (Ramapo College), 4.00%, 7/1/27	750	806,137
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	360	408,463
Rutgers State University, 5.00%, 5/1/39	250	278,255

		$2,289,843

General Obligations — 4.4%
Monmouth County Improvement Authority, 5.00%, 1/15/27	$1,375	$1,662,306

		$1,662,306

Hospital — 10.5%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$175	$180,553
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	685	715,085
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	515	543,067
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	250	259,308
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/21	750	907,792
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,345	1,391,416

		$3,997,221

Housing — 2.8%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), 4.375%, 4/1/28	$995	$1,079,217

		$1,079,217

Insured-Education — 6.5%
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/27	$920	$926,366
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	1,145	1,244,386
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	275	299,420

		$2,470,172

Insured-Electric Utilities — 3.6%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$335	$337,871
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,000	1,040,800

		$1,378,671

Insured-General Obligations — 46.3%
Bayonne, (AGM), 0.00%, 7/1/23	$2,415	$1,728,633
Bayonne, (AGM), 5.50%, 7/1/39	1,000	1,134,330
Delaware Township, Hunterdon County, (AGC), 5.00%, 10/15/35	320	364,058
Delaware Township, Hunterdon County, (AGC), 5.10%, 10/15/36	340	388,555
Delaware Township, Hunterdon County, (AGC), 5.15%, 10/15/37	360	411,919

Security	Principal Amount (000’s omitted)	Value
Delaware Township, Hunterdon County, (AGC), 5.20%, 10/15/38	$382	$437,184
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,500	1,679,265
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/38	2,000	626,100
Irvington Township, (AGM), 0.00%, 7/15/26	5,235	3,250,987
Jackson Township School District, (NPFG), 2.50%, 6/15/27	2,370	2,326,131
Jersey City, (AGM), 5.00%, 1/15/29	1,000	1,121,730
Lakewood Township, (AGC), 5.75%, 11/1/31	700	822,248
Monroe Township Board of Education, Middlesex County, (AGC), 4.75%, 3/1/34	1,015	1,108,786
Nutley School District, (NPFG), 4.75%, 7/15/30	110	120,531
Nutley School District, (NPFG), 4.75%, 7/15/31	410	448,151
West Deptford Township, (AGM), 5.00%, 7/1/26	850	957,653
West Deptford Township, (AGM), 5.00%, 7/1/27	635	715,423

		$17,641,684

Insured-Hospital — 11.2%
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	$2,000	$2,165,480
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	170	182,614
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	250	268,550
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,500	1,674,450

		$4,291,094

Insured-Lease Revenue/Certificates of Participation — 13.8%
Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,341,240
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	1,300	1,507,129
New Jersey Economic Development Authority, (School Facilities Construction), (FGIC), (NPFG), 5.50%, 9/1/28	500	653,480
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,250	1,755,512

		$5,257,361

Insured-Special Tax Revenue — 13.1%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$1,000	$811,760
Garden State Preservation Trust, (AGM), Prerefunded to 11/1/15, 5.80%, 11/1/21	500	573,615
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	975	1,023,935
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	2,380	1,419,503
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	636,541
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	3,095	249,612
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,825	283,350

		$4,998,316

Insured-Transportation — 18.1%
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	$1,500	$1,961,100
Port Authority of New York and New Jersey, (AGM), 5.00%, 11/1/27(1)(2)	3,875	3,920,898
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33	720	800,518
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	180	209,846

		$6,892,362

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 8.8%
Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$4,500	$2,865,915
Passaic Valley Sewerage Commissioners, (FGIC), (NPFG), 2.50%, 12/1/32	610	489,909

		$3,355,824

Lease Revenue/Certificates of Participation — 1.7%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	$600	$656,022

		$656,022

Student Loan — 2.9%
New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$965	$1,095,256

		$1,095,256

Transportation — 7.3%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$590	$666,588
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	210	234,864
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.00%, 6/15/31	500	530,940
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,373,249

		$2,805,641

Water and Sewer — 2.2%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$725	$839,623

		$839,623

Total Tax-Exempt Investments — 159.2% (identified cost $53,811,127)		$60,710,613

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (51.4)%		$(19,600,686)

Other Assets, Less Liabilities — (7.8)%		$(2,985,937)

Net Assets Applicable to Common Shares — 100.0%		$38,123,990

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2012, 76.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.4% to 29.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,335,898.

A summary of open financial instruments at December 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/13	75 U.S. 30-Year Treasury Bond	Short	$(11,216,464)	$(11,062,500)	$153,964

At December 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $153,964.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$48,933,722

Gross unrealized appreciation	$7,211,271
Gross unrealized depreciation	(224,380)

Net unrealized appreciation	$6,986,891

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$60,710,613	$—	$60,710,613
Total Investments	$—	$60,710,613	$—	$60,710,613
Futures Contracts	$153,964	$—	$—	$153,964
Total	$153,964	$60,710,613	$—	$60,864,577

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At December 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Bond Fund

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	February 22, 2013

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 22, 2013